Equity Investments (Equity method investments) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Mar. 31, 2016	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain on disposal of subsidiaries and acquisition of equity investments						¥ 0	$ 0	¥ 0	¥ 29,660
Phoenix FM Limited ("FM") [Member]
Schedule of Equity Method Investments [Line Items]
Gain on disposal of subsidiaries and acquisition of equity investments					¥ 18,000
Carrying values of equity investment						0		0
Loan receivable								15,200
Impairment amount of equity investment								9,000
Amount of certain loans repaid						7,200	1,000
Impairment for loan receivable recovered						1,000	$ 100
Phoenix FM Limited ("FM") [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ordinary shares owned by the Company													100.00%
Phoenix FM Limited ("FM") [Member] | IDG-Accel China Growth Fund L.P. and IDG-Accel China Investors L.P.("IDG-Accel Funds") [Member] | Convertible preferred shares [Member]
Schedule of Equity Method Investments [Line Items]
Convertible preferred shares acquired | $													$ 3,000
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member]
Schedule of Equity Method Investments [Line Items]
Gain on disposal of subsidiaries and acquisition of equity investments			¥ 5,500
Carrying values of equity investment						0		0
Impairment amount of equity investment								3,200
Equity interests owned by the Company			45.06%								31.54%
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member] | Shikong Chuangyi (Beijing) Technology Culture Development Co. Ltd. and an individual investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution injected by shareholders				¥ 8,200
Percentage of equity interest acquired				54.94%
Particle [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		9.08%							9.08%			9.08%
Cash consideration		¥ 31,200							¥ 31,200			$ 5,000
Fair value of ordinary shares of the Company transferred to acquire equity interests		17,300							¥ 17,300			$ 2,800
Beijing Fenghuang Tianbo Network Technology Co., Ltd. ("Tianbo") [Member]
Schedule of Equity Method Investments [Line Items]
Gain on disposal of subsidiaries and acquisition of equity investments		¥ 6,200
Carrying values of equity investment						8,200		9,600		$ 1,200
Equity interests owned by the Company		50.00%							50.00%			50.00%
Percentage of equity interest before deconsolidation		51.00%							51.00%			51.00%
Portion of equity interests sold in previously consolidated subsidiary		1.00%
Cash consideration of deconsolidation of previously consolidated subsidiary		¥ 200
Fair value of retained equity interest in previously consolidated subsidiary on the date the subsidiary was deconsolidated		13,100							¥ 13,100
Carrying amount of noncontrolling interest in the former subsidiary		2,900							2,900
Carrying amount of former subsidiary's net assets		¥ 10,000							¥ 10,000
Hangzhou Qike Technology Co., Ltd. ("Qike") [Member]
Schedule of Equity Method Investments [Line Items]
Carrying values of equity investment						¥ 100		¥ 1,500		$ 20
Capital contribution injected by shareholders	¥ 4,500
Equity interests owned by the Company	45.00%